UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Automobiles & Components - 1.0%
Adient	154,029	[a,b]	3,040,532
Dana	259,042		4,564,320
Delphi Technologies	156,826		2,808,754
Gentex	466,661		9,883,880
Thor Industries	89,331		5,817,235
Visteon	50,915	[a,b]	3,914,854
			30,029,575
Banks - 8.2%
Associated Banc-Corp	295,491		6,397,380
BancorpSouth Bank	159,924	[a]	4,666,582
Bank of Hawaii	74,375	[a]	5,751,419
Bank OZK	213,233	[a]	6,469,489
Cathay General Bancorp	137,152		5,091,082
Chemical Financial	127,234		5,656,824
Commerce Bancshares	176,732	[a]	10,568,574
Cullen/Frost Bankers	113,832	[a]	11,073,577
East West Bancorp	258,003		12,982,711
First Horizon National	576,945	[a]	8,469,553
FNB	572,247	[a]	6,666,678
Fulton Financial	310,612	[a]	4,985,323
Hancock Whitney	150,254		6,172,434
Home BancShares	283,308	[a]	5,187,369
International Bancshares	98,277	[b]	3,485,885
LendingTree	13,214	[a,b]	3,915,837
MB Financial	148,659		6,597,486
New York Community Bancorp	873,221		10,146,828
PacWest Bancorp	216,885		8,369,592
Pinnacle Financial Partners	129,829	[a]	6,980,905
Prosperity Bancshares	118,171	[a]	8,406,685
Signature Bank	95,035		12,098,906
Sterling Bancorp	399,844		7,692,999
Synovus Financial	295,056		10,450,884
TCF Financial	297,302		6,588,212
Texas Capital Bancshares	88,499	[b]	5,156,837
Trustmark	119,271		3,760,615
UMB Financial	79,951	[a]	5,145,646
Umpqua Holdings	392,405		6,937,720
United Bankshares	183,901	[a]	6,504,578
Valley National Bancorp	590,620	[a]	5,971,168

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Banks - 8.2% (continued)
Washington Federal	143,650	[a]	4,178,779
Webster Financial	164,267		8,850,706
Wintrust Financial	100,467		7,147,222
			238,526,485
Capital Goods - 10.5%
Acuity Brands	71,401		8,633,095
AECOM	278,489	[a,b]	8,524,548
AGCO	117,155		7,521,351
Carlisle	105,999		11,419,272
Crane	89,895		7,439,710
Curtiss-Wright	77,990		8,853,425
Donaldson	227,686	[a]	10,764,994
Dycom Industries	55,580	[a,b]	3,226,419
EMCOR	101,586		6,626,455
EnerSys	75,121		6,404,816
Esterline Technologies	47,350	[b]	5,762,495
GATX	66,318	[a]	5,018,946
Graco	296,236		12,835,906
Granite Construction	83,955	[a]	3,628,535
Hubbell	97,401		10,648,851
IDEX	136,475		18,814,444
ITT	156,036		8,201,252
KBR	250,603		4,310,372
Kennametal	144,820		5,442,336
Lennox International	64,519		14,792,916
Lincoln Electric Holdings	114,760		9,919,854
MasTec	113,481	[a,b]	5,036,287
MSC Industrial Direct, Cl. A	80,139		6,690,805
Nordson	93,159		12,077,133
NOW	190,632	[a,b]	2,579,251
nVent Electric	288,205	[a]	7,210,889
Oshkosh	128,035		9,609,027
Regal Beloit	76,875		5,900,925
Resideo Technologies	216,852	[b]	4,755,564
Teledyne Technologies	64,207	[b]	14,396,494
Terex	115,245	[a]	3,539,174
Timken	123,174		5,245,981
Toro	187,266		11,142,327
Trinity Industries	260,679	[a]	6,094,675
Valmont Industries	39,319		5,072,151
Wabtec	153,073	[a]	10,586,529
Watsco	57,208	[a]	8,437,036
Woodward	99,056		8,999,238
			306,163,478

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Commercial & Professional Services - 2.6%
ASGN	92,575	[b]	5,831,299
Brink's	89,321	[a]	6,614,220
Clean Harbors	89,876	[b]	5,321,558
Deluxe	81,562	[a]	3,830,967
Dun & Bradstreet	66,117	[b]	9,569,775
Healthcare Services Group	131,481	[a]	5,735,201
Herman Miller	106,162		3,633,925
HNI Corporation	77,133		2,998,160
Insperity	67,154		7,163,989
Manpowergroup	110,138		8,704,206
MSA Safety	62,389		6,250,130
Pitney Bowes	338,209	[a]	2,438,487
Stericycle	150,262	[a,b]	6,623,549
			74,715,466
Consumer Durables & Apparel - 2.7%
Brunswick	154,521		7,775,497
Carter's	80,933		6,709,346
Deckers Outdoor	51,406	[b]	6,603,101
Helen of Troy	46,595	[b]	5,406,884
KB Home	153,098		3,277,828
NVR	6,047	[b]	16,085,020
Polaris Industries	103,424	[a]	8,675,205
Skechers, Cl. A	238,585	[a,b]	6,482,354
Tempur Sealy International	81,955	[a,b]	4,345,254
Toll Brothers	241,451		8,919,200
TRI Pointe	254,052	[a,b]	3,416,999
Tupperware Brands	85,509	[a]	2,331,830
			80,028,518
Consumer Services - 5.0%
Adtalem Global Education	104,638	[b]	5,116,798
Boyd Gaming	142,257		3,886,461
Brinker International	69,025		2,796,893
Cheesecake Factory	73,467	[a]	3,297,199
Churchill Downs	63,825		5,870,624
Cracker Barrel Old Country Store	42,819	[a]	7,162,762
Domino's Pizza	74,002	[a]	20,996,587
Dunkin' Brands Group	147,065	[a]	10,057,775
Eldorado Resorts	114,617	[a,b]	5,343,445
Graham Holdings, Cl. B	7,727	[a]	5,138,455
International Speedway, Cl. A	43,910	[b]	1,907,890
Jack in the Box	46,103	[a]	3,732,038
Marriott Vacations Worldwide	72,902		6,454,743
Papa John's International	39,279	[a]	1,661,109
Penn National Gaming	193,737	[b]	4,696,185

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Consumer Services - 5.0% (continued)
Scientific Games, Cl. A	97,224	[a,b]	2,436,433
Service Corporation International	322,033	[a]	13,821,656
Six Flags Entertainment	127,815		7,872,126
Sotheby's	61,725	[b]	2,493,073
Texas Roadhouse	118,533	[a]	7,211,548
Weight Watchers International	68,222	[b]	2,183,104
Wendy's	333,257	[a]	5,772,011
Wyndham Destinations	171,999		7,248,038
Wyndham Hotels & Resorts	176,641		8,671,307
			145,828,260
Diversified Financials - 3.5%
Eaton Vance	207,566		7,995,442
Evercore, Cl. A	72,100		6,449,345
FactSet Research Systems	67,690		14,799,065
Federated Investors, Cl. B	169,980	[a]	4,441,577
Green Dot, Cl. A	83,699	[b]	6,195,400
Interactive Brokers Group, Cl. A	132,561		6,681,074
Janus Henderson Group	294,478	[a]	6,428,455
Legg Mason	152,168		4,534,606
MarketAxess Holdings	66,899		14,367,898
Navient	404,583	[a]	4,612,246
SEI Investments	232,584		11,057,043
SLM	776,192	[a]	8,313,016
Stifel Financial	127,049		6,081,836
			101,957,003
Energy - 4.0%
Apergy	137,582	[b]	4,625,507
Callon Petroleum	406,434	[a,b]	3,308,373
Chesapeake Energy	1,803,770	[a,b]	5,140,745
CNX Resources	358,955	[a,b]	4,357,714
Core Laboratories	78,700	[a]	5,309,102
Diamond Offshore Drilling	115,779	[a,b]	1,265,464
Dril-Quip	64,236	[a,b]	2,404,996
Ensco	780,854	[a]	3,435,758
EQT Partners	453,057	[a]	8,821,020
Equitrans Midstream	362,358		7,544,294
Matador Resources	183,854	[a,b]	3,585,153
McDermott International	319,933	[a,b]	2,821,809
Murphy Oil	289,754		7,924,772
Oasis Petroleum	470,720	[a,b]	2,833,734
Oceaneering International	173,186	[b]	2,717,288
Patterson-UTI Energy	383,269	[a]	4,649,053
PBF Energy, Cl. A	213,579		7,821,263
QEP Resources	422,282	[b]	3,492,272

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Energy - 4.0% (continued)
Range Resources	368,269	[a]	4,062,007
Rowan Cos.	230,258	[a,b]	2,806,845
SM Energy	181,629	[a,b]	3,563,561
Southwestern Energy	1,024,247	[a,b]	4,475,959
Transocean	901,290	[b]	7,724,055
World Fuel Services	118,297		2,944,412
WPX Energy	703,554	[b]	8,625,572
			116,260,728
Food & Staples Retailing - .5%
Casey's General Stores	65,192	[a]	8,388,907
Sprouts Farmers Market	225,135	[a,b]	5,398,737
			13,787,644
Food, Beverage & Tobacco - 1.8%
Boston Beer, Cl. A	15,159	[a,b]	3,777,016
Flowers Foods	323,808	[a]	6,366,065
Hain Celestial Group	158,738	[b]	2,909,668
Ingredion	125,847		12,458,853
Lancaster Colony	34,446	[a]	5,479,325
Post Holdings	118,693	[a,b]	11,017,084
Sanderson Farms	35,739	[a]	4,399,471
Tootsie Roll Industries	33,059		1,145,494
TreeHouse Foods	98,782	[a,b]	5,764,918
			53,317,894
Health Care Equipment & Services - 6.1%
Acadia Healthcare	157,054	[a,b]	4,296,997
Allscripts Healthcare Solutions	310,312	[a,b]	3,658,578
Avanos Medical	83,592	[a,b]	3,807,616
Cantel Medical	64,640		5,262,989
Chemed	28,519		8,496,951
Encompass Health	176,098		11,770,390
Globus Medical	135,500	[b]	6,104,275
Haemonetics	92,037	[b]	9,103,380
HealthEquity	95,782	[b]	5,971,050
Hill-Rom Holdings	119,771		11,979,495
ICU Medical	29,296	[b]	7,288,845
Inogen	31,400	[a,b]	4,747,994
Integra LifeSciences Holdings	125,996	[b]	5,967,171
LivaNova	86,723	[a,b]	8,006,267
Masimo	86,808	[b]	10,798,047
Medidata Solutions	109,008	[b]	7,735,208
MEDNAX	159,320	[b]	5,753,045
Molina Healthcare	111,018	[a,b]	14,763,174
NuVasive	90,684	[a,b]	4,546,896
Patterson	145,443	[a]	3,241,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Health Care Equipment & Services - 6.1% (continued)
STERIS	150,348		17,148,693
Tenet Healthcare	148,207	[a,b]	3,259,072
West Pharmaceutical Services	131,837		14,273,992
			177,982,049
Household & Personal Products - .5%
Edgewell Personal Care	96,110	[a,b]	3,791,540
Energizer Holdings	113,602	[a]	5,384,735
Nu Skin Enterprises, Cl. A	98,035		6,435,998
			15,612,273
Insurance - 4.8%
Alleghany	26,400	[b]	16,673,184
American Financial Group	125,508		11,972,208
Aspen Insurance Holdings	106,290	[b]	4,435,482
Brown & Brown	417,495		11,339,164
CNO Financial Group	293,108		5,240,771
First American Financial	199,057		9,968,775
Genworth Financial, Cl. A	882,868	[b]	4,273,081
Hanover Insurance Group	75,400	[a]	8,598,616
Kemper	108,413		8,150,489
Mercury General	48,095	[a]	2,486,512
Old Republic International	506,443		10,204,826
Primerica	76,480		8,594,058
Reinsurance Group of America	111,695		16,134,343
RenaissanceRe Holdings	71,700		9,896,751
WR Berkley	171,712		13,202,936
			141,171,196
Materials - 6.7%
Allegheny Technologies	221,694	[a,b]	6,072,199
AptarGroup	111,828		11,084,391
Ashland Global Holdings	111,290		8,446,911
Bemis	162,135		7,918,673
Cabot	106,889		5,012,025
Carpenter Technology	83,413		3,942,098
Chemours	304,600		10,889,450
Commercial Metals	210,567		3,674,394
Compass Minerals International	59,557	[a]	3,111,853
Domtar	111,920		5,249,048
Eagle Materials	83,532		5,930,772
Greif, Cl. A	45,810		1,786,590
Louisiana-Pacific	251,587		6,133,691
Minerals Technologies	63,085		3,694,888
NewMarket	15,702	[a]	6,297,915
Olin	294,429		6,951,469
Owens-Illinois	282,661		5,673,006

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 6.7% (continued)
PolyOne	140,719		4,555,074
Reliance Steel & Aluminum	125,413		10,268,816
Royal Gold	116,645	[a]	10,191,274
RPM International	236,217		13,502,164
Scotts Miracle-Gro, Cl. A	69,923	[a]	5,198,775
Sensient Technologies	74,537	[a]	4,679,433
Silgan Holdings	137,612		3,800,843
Sonoco Products	177,719	[a]	10,233,060
Steel Dynamics	408,528		14,948,040
United States Steel	315,959	[a]	7,121,716
Valvoline	335,243	[a]	7,412,223
Worthington Industries	71,366		2,692,639
			196,473,430
Media & Entertainment - 2.3%
AMC Networks, Cl. A	80,195	[a,b]	5,047,473
Cable One	8,840		7,817,566
Cars.com	112,529	[a,b]	3,073,167
Cinemark Holdings	189,382	[a]	7,749,511
John Wiley & Sons, Cl. A	79,725		4,128,161
Live Nation Entertainment	246,146	[a,b]	13,171,272
Meredith	71,429	[a]	3,876,452
New York Times, Cl. A	251,588	[a]	6,468,328
TEGNA	379,594		4,456,434
World Wrestling Entertainment, Cl. A	76,612	[a]	6,308,232
Yelp	134,819	[a,b]	4,910,108
			67,006,704
Pharmaceuticals Biotechnology & Life Sciences - 3.0%
Bio-Rad Laboratories	35,864	[b]	8,961,338
Bio-Techne	67,233		11,729,469
Catalent	258,881	[b]	9,560,475
Charles River Laboratories International	85,633	[b]	10,549,129
Exelixis	532,169	[b]	12,543,223
Ligand Pharmaceuticals, Cl. B	37,866	[b]	4,471,975
Mallinckrodt	147,713	[b]	3,229,006
PRA Health Sciences	104,113	[b]	11,032,855
Prestige Brands Holdings	92,436	[a,b]	2,580,813
Syneos Health	107,385	[a,b]	5,480,930
United Therapeutics	77,623	[b]	8,952,261
			89,091,474
Real Estate - 9.8%
Alexander & Baldwin	119,033[a,b,c]		2,742,520
American Campus Communities	243,961	[c]	11,227,085
Camden Property Trust	165,730	[c]	16,067,524
CoreCivic	211,142	[c]	4,195,392

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Real Estate - 9.8% (continued)
CoreSite Realty	65,408	[c]	6,461,656
Corporate Office Properties Trust	191,906	[c]	4,738,159
Cousins Properties	741,874	[c]	6,565,585
CyrusOne	188,441	[c]	10,213,502
Douglas Emmett	287,428	[c]	10,873,401
EPR Properties	132,374	[c]	9,671,244
First Industrial Realty Trust	225,052	[c]	7,363,701
GEO Group	216,787	[b,c]	4,888,547
Healthcare Realty Trust	221,045	[c]	7,137,543
Highwoods Properties	184,348	[c]	8,170,303
Hospitality Properties Trust	292,926	[c]	7,809,407
JBG SMITH Properties	193,885	[c]	7,493,655
Jones Lang LaSalle	81,116		11,632,846
Kilroy Realty	179,324	[a,c]	12,635,169
Lamar Advertising, Cl. A	151,465	[c]	11,276,569
Liberty Property Trust	263,132	[c]	12,404,043
Life Storage	83,013	[c]	8,157,688
Mack-Cali Realty	161,564	[c]	3,328,218
Medical Properties Trust	649,669	[a,c]	11,823,976
National Retail Properties	283,207	[a,c]	14,927,841
Omega Healthcare Investors	357,177	[a,c]	14,354,944
Pebblebrook Hotel Trust	228,086	[c]	7,310,156
PotlatchDeltic	119,103	[c]	4,392,519
Rayonier	228,516	[c]	6,956,027
Realogy Holdings	208,084	[a]	3,693,491
Sabra Health Care	317,645	[a,c]	6,524,428
Senior Housing Properties Trust	419,352	[c]	5,774,477
Tanger Factory Outlet Centers	168,161	[a,c]	3,825,663
Taubman Centers	107,717	[c]	5,364,307
Uniti Group	315,719	[a,c]	6,285,965
Urban Edge Properties	201,381	[c]	4,112,200
Weingarten Realty Investors	210,550	[c]	6,040,680
			286,440,431
Retailing - 2.9%
Aaron's	122,208		6,117,733
American Eagle Outfitters	300,312		6,342,589
AutoNation	102,352	[a,b]	3,966,140
Bed Bath & Beyond	243,007	[a]	3,666,976
Big Lots	70,896	[a]	2,236,060
Dick's Sporting Goods	130,041	[a]	4,591,748
Dillard's, Cl. A	32,700	[a]	2,184,033
Five Below	99,255	[b]	12,280,821
Murphy USA	53,358	[b]	3,924,481
Ollie's Bargain Outlet Holdings	91,874	[a,b]	7,181,791

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Retailing - 2.9% (continued)
Pool	71,680	[a]	10,745,549
Sally Beauty Holdings	213,679	[a,b]	3,679,552
Signet Jewelers	92,190	[a]	2,245,748
The Michaels Companies	159,220	[a,b]	2,206,789
Urban Outfitters	134,157	[b]	4,333,271
Williams-Sonoma	142,794	[a]	7,772,277
			83,475,558
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic	105,449	[a,b]	3,917,430
Cree	182,649	[a,b]	9,210,989
Cypress Semiconductor	644,645	[a]	8,941,226
First Solar	133,169	[a,b]	6,737,020
Integrated Device Technology	229,705	[b]	11,221,089
MKS Instruments	96,194		7,852,316
Monolithic Power Systems	69,494		8,795,161
Silicon Laboratories	76,150	[b]	5,825,475
Synaptics	62,302	[a,b]	2,479,620
Teradyne	319,143		11,485,957
Universal Display	75,523	[a]	7,841,553
Versum Materials	192,375		7,073,629
			91,381,465
Software & Services - 6.5%
ACI Worldwide	206,700	[b]	6,110,052
Blackbaud	85,695		6,135,762
CACI International, Cl. A	43,859	[b]	7,332,348
CDK Global	229,228		11,211,542
Commvault Systems	68,548	[b]	4,528,966
CoreLogic	143,476	[b]	5,208,179
Fair Isaac	51,547	[b]	11,608,384
j2 Global	82,629	[a]	6,210,396
Leidos Holdings	266,500		15,457,000
Liveramp Holdings	121,125	[a,b]	5,261,670
LogMeIn	91,132		8,477,099
Manhattan Associates	115,324	[b]	5,624,351
MAXIMUS	114,238		8,011,511
Perspecta	251,732		5,047,227
PTC	190,041	[b]	16,113,576
Sabre	490,111		11,262,751
Science Applications International	90,729	[a]	6,091,545
Teradata	210,490	[a,b]	9,341,546
Tyler Technologies	69,098	[b]	13,072,651
Ultimate Software Group	55,644	[b]	15,194,707
WEX	76,722	[b]	12,377,560
			189,678,823

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Technology Hardware & Equipment - 5.6%
ARRIS International	291,031	[b]	9,135,463
Arrow Electronics	155,176	[b]	11,785,617
Avnet	198,108		8,162,050
Belden	72,044	[a]	3,862,279
Ciena	252,800	[b]	9,629,152
Cognex	306,473	[a]	13,944,522
Coherent	43,406	[a,b]	5,130,589
InterDigital	59,658		4,343,699
Jabil	253,753		6,762,517
Littelfuse	44,807		7,873,486
Lumentum Holdings	129,945	[a,b]	6,355,610
National Instruments	200,449		8,863,855
NCR	208,491	[a,b]	5,577,134
NETSCOUT Systems	123,138	[a,b]	3,192,968
Plantronics	58,451		2,267,314
SYNNEX	73,133		7,076,349
Tech Data	66,496	[b]	6,359,013
Trimble	446,886	[b]	16,829,727
Viasat	99,941	[a,b]	6,265,301
Vishay Intertechnology	232,946	[a]	4,542,447
Zebra Technologies, Cl. A	95,737	[b]	16,619,943
			164,579,035
Telecommunication Services - .2%
Telephone & Data Systems	164,007		5,940,334
Transportation - 2.3%
Avis Budget Group	114,329	[b]	3,045,725
Genesee & Wyoming, Cl. A	104,008	[b]	8,166,708
JetBlue Airways	542,720	[b]	9,763,533
Kirby	95,100	[a,b]	7,123,941
Knight-Swift Transportation Holdings	223,967	[a]	7,110,952
Landstar System	73,248		7,440,532
Old Dominion Freight Line	116,381		15,819,669
Ryder System	93,624		5,421,766
Werner Enterprises	78,259	[a]	2,576,286
			66,469,112
Utilities - 5.3%
ALLETE	90,783		6,984,844
Aqua America	316,779	[a]	11,103,104
Atmos Energy	207,891		20,296,398
Black Hills	95,262	[a]	6,467,337
Hawaiian Electric Industries	192,217		7,148,550
IDACORP	89,750		8,750,625
MDU Resources	349,105		8,975,490
National Fuel Gas	153,104	[a]	8,772,859

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Utilities - 5.3% (continued)
New Jersey Resources		157,685	[a]	7,647,723
NorthWestern		89,663		5,730,362
OGE Energy		355,440		14,555,268
ONE Gas		93,572		7,686,940
PNM Resources		141,976		6,046,758
Southwest Gas		94,420		7,394,974
UGI		309,317		17,640,349
Vectren		147,908		10,705,581
				155,907,162
Total Common Stocks (cost $2,033,015,591)				2,891,824,097
		Principal
		Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
2.37%, 3/7/19
(cost $1,786,057)		1,790,000	[d,e]	1,786,027
	1-Day
	Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $32,938,695)	2.37	32,938,695	[f]	32,938,695

Investment of Cash Collateral for Securities Loaned - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $66,680,771)	2.37	66,680,771	[f]	66,680,771
Total Investments (cost $2,134,421,114)		102.4%		2,993,229,590
Liabilities, Less Cash and Receivables		(2.4%)		(70,760,328)
Net Assets		100.0%		2,922,469,262

[a]

Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $588,096,531 and the value of the collateral held by the fund was $599,941,547, consisting of cash collateral of $66,680,771 and U.S. Government & Agency securities valued at $533,260,776.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Held by a counterparty for open exchange traded derivative contracts.
[e]	Security is a discount security. Income is recognized through the accretion of discount.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	2,846,785,281	45,038,816	††	-	2,891,824,097
Investment Companies	99,619,466	-		-	99,619,466
U.S. Treasury	-	1,786,027		-	1,786,027
Other Financial
Instruments:
Futures†††	3,221,391	-		-	3,221,391

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Midcap Index Fund, Inc.
January 31, 2019 (Unaudited)

	Number of		Notional		Unrealized
Description	Contracts	Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's
Midcap 400 E-mini	201	3/19	33,684,219	36,905,610	3,221,391
Gross Unrealized Appreciation					3,221,391

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $858,808,476, consisting of $1,042,606,857 gross unrealized appreciation and $183,798,381 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)